[As filed copy]
(Translation)
COVER PAGE
Filing Documents:	SEMI-ANNUAL REPORT
Place where this Semi-Annual Report is being	Director-General, Kanto Local Finance Bureau
filed:
Filing Date:	June 30, 2006
Accounting Period	During the Twelfth Term
(From October 1, 2005 to March 31, 2005)
Name of the Fund	PUTNAM U.S. GOVERNMENT INCOME TRUST
Name of the Registrant:	PUTNAM U.S. GOVERNMENT INCOME TRUST
Name and Official Title of Representative of	Charles E. Porter
Trustees:	Executive Vice President, Associate Treasurer
and Principal Executive Officer
Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.
Name and Title of Attorney-in-fact:	Akihiro Wani
Attorney-at-Law
Address or Location of Attorney-in-fact:	Gaikokuho Kyodo-Jigyo Horitsu Jimusho
Linklaters
Meiji Yasuda Building
1-1, Marunouchi 2-chome,
Chiyoda-ku, Tokyo 100-0005
Name of Liaison Contact:	Akihiro Wani
Attorney-at-Law
Place of Liaison Contact:	Gaikokuho Kyodo-Jigyo Horitsu Jimusho
Linklaters
Meiji Yasuda Building
1-1, Marunouchi 2-chome,
Chiyoda-ku, Tokyo 100-0005
Phone Number:	03-6212-1200
Places where a copy of Semi-Annual Report	Not applicable.
is available for Public Inspection:

A06302977/1.0/30 Jun 2006

1 STATUS OF INVESTMENT PORTFOLIO OF THE FUND

(“Putnam U.S. Government Income Trust”) (“Fund”)

(1) Diversification of Investment Portfolio

Diversification of Investment Portfolio by Types of Assets and geographic Regions:

		(As of April 30, 2006)

Types of Assets	Name of Country	Total USD	Investment
			Ratio (%)

U.S. Government Agency Mortgages	United States	1,048,452,465	78.24

Collateral Mortgage Obligations	United States	330,265,300	24.65

Asset backed securities	United States	4,134,583	0.31

Purchased Options	United States	3,033,279	0.23

Short-Term Investments	United States	707,980,513	52.83

Cash, Deposit and Other Assets (After
deduction of liabilities)		(753,854,685)	(56.26)

Total		1,340,011,455	100.00
(Net Asset Value)		(JPY 153,297 million)

Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

Note 2: The exchange rate of U.S. dollars (“USD” or “$”) into Japanese Yen is JPY114.40 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer on the April 28, 2006 quoted by The Bank of Tokyo-Mitsubishi UFJ, Ltd. The same applies hereinafter.

Note 3: In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for the “total” column is not equal to the aggregate amount. Also, simply multiplying the corresponding amount does conversion into other currencies by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

(2) Results of Past Operations

A. Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets at the end of each month during the one-year period up to and including the end of April 2006 is as follows:

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1

	Total Net Asset Value		Net Asset Value per Share

	USD (thousands) JPY (millions)		USD	JPY

2005 End of May	44,518	5,093	13.28	1,519
June	43,579	4,985	13.27	1,518
July	42,906	4,908	13.17	1,507
August	41,243	4,718	13.24	1,515
September	39,845	4,558	13.13	1,502
October	42,769	4,893	13.04	1,492
November	38,792	4,438	13.02	1,489
December	38,276	4,379	13.12	1,501
2006 End of January	37,861	4,331	13.11	1,500
February	35,386	4,048	13.12	1,501
March	34,529	3,950	13.00	1,487
April	33,641	3,849	12.92	1,478

B. Record of Distributions Paid (Class M Shares)

Period	Amount paid per Share

(5/1/05 - 4/30/06)	USD0.39 (JPY45)

Note:	Record of distribution paid during the period from May 2005 through April 2006 is as follows:

Year	Ex-dividend Date	Dividend ($)	NAV per Share ($)

2005	May 12	0.031	13.22
	Jun. 10	0.031	13.23
	Jul. 12	0.031	13.19
	Aug. 12	0.031	13.16
	Sep. 12	0.031	13.20
	Oct. 12	0.031	13.07
	Nov. 11	0.031	13.01
	Dec. 9	0.031	13.01

2006	Jan. 11	0.031	13.11
	Feb. 10	0.036	13.06
	Mar. 10	0.036	13.02
	Apr. 11	0.036	12.94

C. Record of Rate of Return (Class M Shares)

Period	Rate of Return (%)

(05/01/05 - 04/30/06)	0.43

Note: Calculation of the yield on investment (including dividend) (the overall yield on investment):

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2

NAV at beginning of term means the net asset value per unit calculated at the beginning of the yield calculation period.

NAV at term end means the net asset value per unit calculated at the end of the yield calculation period.

Calculation of cumulative increase ratio by distribution:

The amount shall be obtained by multiplying together all the amounts of such dividend as distributed during the yield calculation period divided by the net asset value per unit on the ex dividend day of the relevant distribution plus 1.

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3

2   OUTLINE OF THE FINANCIAL STATUS OF THE FUND

KPMG LLP in the U.S.A. is responsible for this part.

Translation of unaudited semi-annual accounts will be attached to the Japanese version of the Semi-annual Report.

A06302977/1.0/30 Jun 2006
4

3 Record of Sales and Repurchases (Class M Shares)

Record of sales and repurchases during the one-year period up to and including the end of April and number of outstanding shares of the Fund as of the end of April 2006 are as follows: (05/01/05 - 04/30/06)

Number of Shares Sold	Number of Shares	Number of Outstanding
	Repurchased	Shares

406,050	1,326,568	2,603,184

(9,300)	(688,400)	(2,097,650)

Note:	The number of Shares sold, repurchased and outstanding in the parentheses represents those sold, repurchased and outstanding in Japan.

A06302977/1.0/30 Jun 2006
5

4   OUTLINE OF THE INVESTMENT MANAGEMENT COMPANY

(1) Amount of Capital Stock (as of April 30, 2006)

A. Amount of members’ equity:

$81,068,104*

*Unaudited

B. Number of authorized shares of capital stock:

Not applicable.

C. Number of outstanding shares of capital stock:

Not applicable.

(2) Summary of Business Lines and Business Operation

The end of April 2006, Investment Management Company managed, advised, and ;or administered the following 108 funds and fund portfolios (having an aggregate net asset value of over $126 billion).

Name of Country		Number of	Total Net Asset Value
	Principal Characteristics	the Funds	($ million)

			$4,405.10
U.S.A.	Closed End Type Bond Fund	12	(JPY503.9 billion)

			$34,661.29
U.S.A.	Open End Type Balanced Fund	13	(JPY3,965.3 billion)

			$27,204.33
U.S.A.	Open End Type Bond Fund	32	(JPY3,112.2 billion)

			$60,511.02
U.S.A.	Open End Type Equity Fund	51	(JPY6,922.5 billion)

			$126,781.74
		108	(JPY14,503.8)

(3) Miscellaneous

Regulatory matters and

The Investment Management Company has entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. Pursuant to these settlement agreements, the Investment Management Company will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to certain open-end funds and their shareholders. The amount will be allocated to shareholders and funds pursuant to a plan developed by an independent consultant, and will be paid following approval of the plan by the SEC and the Massachusetts Securities Division.

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6

The Securities and Exchange Commission’s and Massachusetts Securities Division’s allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against the Investment Management Company and certain related parties, including certain Putnam funds. The Investment Management Company will bear any costs incurred by Putnam funds in connection with these lawsuits. The Investment Management Company believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

In March 2006, the fund received $325,955 from Putnam to address issues relating to the calculation of certain amounts paid by the Putnam mutual funds to Putnam for transfer agent services. This amount is included in Fees reimbursed by Manager or affiliate on the Statement of operations. Review of this matter is ongoing and the amount received by the fund may be adjusted in the future. Such adjustment is not expected to be material.

The Investment Management Company and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the Investment Company Act of 1940. The Investment Management Company and Putnam Retail Management have contested the plaintiffs’ claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, the Investment Management Company believes that this action is without merit and that it is unlikely to have a material effect on the Investment Management Company’s and Putnam Retail Management’s ability to provide services to their clients, including the Fund.

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5   OUTLINE OF THE FINANCIAL STATUS OF THE INVESTMENT MANAGEMENT COMPANY

Deloitte & Touche LLP in the U.S.A. is responsible for this part.

Translation of financial statements for the years ended December 31, 2005, 2004 and 2003 and independent auditors’ report are attached to the Japanese version of the Semi-annual Report.

A06302977/1.0/30 Jun 2006
8

[As filed copy]
(Translation)

COVER PAGE

Filing Documents:	AMENDMENT TO SECURITIES REGISTRATION
STATEMENT
Place where this Amendment to Securities	Director-General of Kanto Local Finance Bureau
Registration Statement is being filed:

Filing Date:	June 30, 2006
Name of the Registrant Fund:	PUTNAM U.S. GOVERNMENT INCOME TRUST
Name and Official Title of Representative of	Charles E. Porter
Trustees:	Executive Vice President, Associate Treasurer
and Principal Executive Officer

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Attorney-in-fact:	Akihiro Wani
Attorney-at-Law

Address or Location of Attorney-in-fact:	Gaikokuho Kyodo-Jigyo Horitsu Jimusho
Linklaters
Meiji Yasuda Building
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005 Japan

Name of Liaison Contact:	Akihiro Wani
Attorney-at-Law
Place of Liaison Contact:	Gaikokuho Kyodo-Jigyo Horitsu Jimusho
Linklaters
Meiji Yasuda Building
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005 Japan

Phone Number:	03-6212-1200
Name of the Fund Making Public Offering or	PUTNAM U.S. GOVERNMENT INCOME TRUST
Sale of Foreign Investment Fund Securities to
be covered by the Securities Registration
Statement:
Type and Aggregate Amount of Foreign	Up to 97.17 million Class M Shares. Up to the
Investment Fund Securities to be Publicly	total amount obtained by aggregating the
Offered or Sold to be covered by the	amounts calculated by multiplying the respective
Securities Registration Statement:	net asset value per Class M Share in respect of
97.17 million Class M Shares. (The maximum
amount expected to be sold is 1,273.90 million
U.S. dollars (JPY 145.7 billion).

A06400658/1.0/30 Jun 2006

Note 1: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$1.00=JPY114.40, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on April 28, 2006.

.Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M Share as of January 31, 2006 (U.S.$13.11) by 97.17 million Class M Shares for convenience.

A06400658/1.0/30 Jun 2006

Places where a copy of this Amendment to	Not applicable.
Securities Registration Statement is available
for Public Inspection:

I. REASON FOR FILING THIS AMENDMENT TO SECURITIES REGISTRATION STATEMENT:

This statement amends and updates the relevant information of the Securities Registration Statement (“Original SRS”) filed on March 31, 2006 due to the fact that the aforementioned Semi-annual Report was filed today.

The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II. CONTENTS OF THE AMENDMENT:

The following information in the Original SRS shall be replaced with the information under the [After Amendment] section.

The revised parts are marked with underline.

PART II. INFORMATION CONCERNING FUND

I. DESCRIPTION OF THE FUND

1 NATURE OF THE FUND

(2) Structure of the Fund

D. Investment Management Company

[Before Amendment]

(e) Amount of Capital Stock (as of January 31, 2006)

(i) Amount of Members’ Equity :

 $76,149,505*

(omitted)

[After Amendment]

(e) Amount of Capital Stock (as of April 30, 2006)

 (i) Amount of Members’ Equity :

 $81,068,104*

*Unaudited

(omitted)

5. STATUS OF INVESTMENT FUND

(1) Diversification of Investment Portfolio

The following information in the Original SRS shall be updated as follows:

A06400658/1.0/30 Jun 2006
1

		(As of April 30, 2006)

Types of Assets	Name of Country	Total USD	Investment
			Ratio (%)

U.S. Government Agency Mortgages	United States	1,048,452,465	78.24

Collateral Mortgage Obligations	United States	330,265,300	24.65

Asset backed securities	United States	4,134,583	0.31

Purchased Options	United States	3,033,279	0.23

Short-Term Investments	United States	707,980,513	52.83

Cash, Deposit and Other Assets (After
deduction of liabilities)		(753,854,685)	(56.26)

Total		1,340,011,455	100.00
(Net Asset Value)		(JPY 153,297 million)

Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

Note 2: The exchange rate of U.S. dollars (“USD” or “$”) into Japanese Yen is JPY114.40 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer on the April 28, 2006 quoted by The Bank of Tokyo-Mitsubishi UFJ, Ltd. The same applies hereinafter.

Note 3: In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for the “total” column is not equal to the aggregate amount. Also, simply multiplying the corresponding amount does conversion into other currencies by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

(3) Results of Past Operations

The following information shall be added to the Original SRS.

A. Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets at the end of February 2006 to and including the end of April 2006 is as follows:

	Total Net Asset Value		Net Asset Value per Share

	USD (thousands)	JPY (millions)	USD	JPY

2006 End of February	35,386	4,048	13.12	1,501
March	34,529	3,950	13.00	1,487
April	33,641	3,849	12.92	1,478

A06400658/1.0/30 Jun 2006
2

B. Record of Distributions Paid

Period	Amount paid per Share

	USD	JPY

(05/01/05 - 04/30/06)	0.39	45

Note: Record of distribution paid during April 2006 is as follows:

Year	Ex-dividend Date	Dividend ($)	NAV per Share ($)

2006	Apr. 11	0.036	12.94

C. Record of Rate of Return

Period	Rate of Return (%)

(05/01/05 - 04/30/06)	0.43

Note: Calculation of the yield on investment (including dividend) (the overall yield on investment):

NAV at beginning of term means the net asset value per unit calculated at the beginning of the yield calculation period.

NAV at term end means the net asset value per unit calculated at the end of the yield calculation period.

Calculation of cumulative increase ratio by distribution:

The amount shall be obtained by multiplying together all the amounts of such dividend as distributed during the yield calculation period divided by the net asset value per unit on the ex dividend day of the relevant distribution plus 1.

II FINANCIAL HIGHLIGHTS

Translation of highlights of unaudited semi-annual accounts is added to the Japanese version of the Original SRS

PART III   DETAILED INFORMATION CONCERNING THE FUND

III. MANAGEMENT AND ADMINISTRATION

1 OUTLINE OF MANAGEMENT OF ASSETS, ETC.:

(5) Miscellaneous:

E. Litigation and Other Significant Events

[Before Amendment]

Regulatory matters and litigation.

A06400658/1.0/30 Jun 2006
3

The Investment Management Company has entered into agreements with the SEC and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. Pursuant to these settlement agreements, the Investment Management Company will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to certain open-end funds and their shareholders. The amount will be allocated to shareholders and funds pursuant to a plan developed by an independent consultant, and will be paid following approval of the plan by the SEC and the Massachusetts Securities Division.

The SEC’s and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against the Investment Management Company and certain related parties, including certain Putnam funds. The Investment Management Company will bear any costs incurred by Putnam funds in connection with these lawsuits. The Investment Management Company believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

[After Amendment]

The Investment Management Company has entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. Pursuant to these settlement agreements, the Investment Management Company will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to certain open-end funds and their shareholders. The amount will be allocated to shareholders and funds pursuant to a plan developed by an independent consultant, and will be paid following approval of the plan by the SEC and the Massachusetts Securities Division.

The Securities and Exchange Commission’s and Massachusetts Securities Division’s allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against the Investment Management Company and certain related parties, including certain Putnam funds. The Investment Management Company will bear any costs incurred by Putnam funds in connection with these lawsuits. The Investment Management Company believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

In March 2006, the fund received $325,955 from Putnam to address issues relating to the calculation of certain amounts paid by the Putnam mutual funds to Putnam for transfer agent services. This amount is included in Fees reimbursed by Manager or affiliate on the Statement of operations. Review of this matter is

A06400658/1.0/30 Jun 2006
4

ongoing and the amount received by the fund may be adjusted in the future. Such adjustment is not expected to be material.

The Investment Management Company and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the Investment Company Act of 1940. The Investment Management Company and Putnam Retail Management have contested the plaintiffs’ claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, the Investment Management Company believes that this action is without merit and that it is unlikely to have a material effect on the Investment Management Company’s and Putnam Retail Management’s ability to provide services to their clients, including the Fund.

IV.  FINANCIAL CONDITIONS OF THE FUND

KPMG LLP in the U.S.A. is responsible for this part.

Translation of unaudited semi-annual accounts is added to the Japanese version of the Original SRS.

V  Record of Sales and Repurchases

The following information shall be added to the Original SRS.

Record of sales and repurchases during the one-year period up to and including the end of May and number of outstanding shares of the Fund as of the end of April 2006 are as follows: (05/01/05 - 04/30/06)

Number of Shares Sold	Number of Shares	Number of Outstanding
	Repurchased	Shares

406,050	1,326,568	2,603,184
(9,300)	(688,400)	(2,097,650)

Note: The number of Shares sold, repurchased and outstanding in the parentheses represents those sold, repurchased and outstanding in Japan.

PART IV.  SPECIAL INFORMATION

I.  OUTLINE OF THE INVESTMENT MANAGEMENT COMPANY

2  SUMMARY OF BUSINESS LINES AND BUSINESS OPERATIONS

Following information in the Original SRS shall be updated as follows:

The end of April 2006, Investment Management Company managed, advised, and ;or administered the following 108 funds and fund portfolios (having an aggregate net asset value of over $126 billion).

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5

Name of Country		Number of	Total Net Asset Value
	Principal Characteristics	the Funds	($ million)

			$4,405.10
U.S.A.	Closed End Type Bond Fund	12	(JPY503.9 billion)

			$34,661.29
U.S.A.	Open End Type Balanced Fund	13	(JPY3,965.3 billion)

			$27,204.33
U.S.A.	Open End Type Bond Fund	32	(JPY3,112.2 billion)

			$60,511.02
U.S.A.	Open End Type Equity Fund	51	(JPY6,922.5 billion)

			$126,781.74
		108	(JPY14,503.8)

3  FINANCIAL CONDITIONS OF THE INVESTMENT MANAGEMENT COMPANY

Deloitte & Touche LLP is responsible for this part.

Japanese translation of fiscal 2005, 2004 and 2003 are attached to the Japanese version of the Original SRS.

5 MISCELLANEOUS

(5) Litigation, etc.

[Before Amendment]

Regulatory matters and litigation.

The Investment Management Company has entered into agreements with the SEC and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. Pursuant to these settlement agreements, the Investment Management Company will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to certain open-end funds and their shareholders. The amount will be allocated to shareholders and funds pursuant to a plan developed by an independent consultant, and will be paid following approval of the plan by the SEC and the Massachusetts Securities Division.

The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against the Investment Management Company and certain related parties, including certain Putnam funds. The Investment Management Company will bear any costs incurred by Putnam funds in connection with these lawsuits.

The Investment Management Company believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

A06400658/1.0/30 Jun 2006
6

[After Amendment]

The Investment Management Company has entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. Pursuant to these settlement agreements, the Investment Management Company will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to certain open-end funds and their shareholders. The amount will be allocated to shareholders and funds pursuant to a plan developed by an independent consultant, and will be paid following approval of the plan by the SEC and the Massachusetts Securities Division.

The Securities and Exchange Commission’s and Massachusetts Securities Division’s allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against the Investment Management Company and certain related parties, including certain Putnam funds. The Investment Management Company will bear any costs incurred by Putnam funds in connection with these lawsuits. The Investment Management Company believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

In March 2006, the fund received $325,955 from Putnam to address issues relating to the calculation of certain amounts paid by the Putnam mutual funds to Putnam for transfer agent services. This amount is included in Fees reimbursed by Manager or affiliate on the Statement of operations. Review of this matter is ongoing and the amount received by the fund may be adjusted in the future. Such adjustment is not expected to be material.

The Investment Management Company and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the Investment Company Act of 1940. The Investment Management Company and Putnam Retail Management have contested the plaintiffs’ claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, the Investment Management Company believes that this action is without merit and that it is unlikely to have a material effect on the Investment Management Company’s and Putnam Retail Management’s ability to provide services to their clients, including the Fund.

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7